SHARE-BASED PAYMENTS PLANS - Range of Exercise Prices for Options Outstanding (Details)	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2017 shares year	Dec. 31, 2016 shares year	Dec. 31, 2015 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	6,542,000.000	8,579,000	9,435,000	8,136,000
Weighted average remaining life | year	4.21	4.62	5.37
5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	713,000	1,987,000	2,532,000
Weighted average remaining life | year	0.84	1.37	2.09
15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	2,459,000	2,882,000	3,060,000
Weighted average remaining life | year	2.94	3.98	5.01
25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	3,370,000	3,710,000	3,843,000
Weighted average remaining life | year	5.84	6.85	7.83
Low | 5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 5
Low | 15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	15.01
Low | 25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	25.01
High | 5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	15
High | 15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	25.00
High | 25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 40.00